Convertible Preferred Stock (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2022	Dec. 31, 2021
Temporary Equity [Line Items]
Schedule of Convertible Preferred Stock
Convertible preferred stock consisted of the following as of June 30, 2022:

	Par Value	Shares Authorized	Shares Issued and Outstanding	Carrying Value	Liquidation Preference	Common Stock Issuable Upon Conversion
Series A Preferred Stock	$0.0001	4,305	4,305	$4,345,022	$4,345,022	1,028,265

Convertible preferred stock consisted of the following as of December 31, 2021:

	Par Value	Shares Authorized	Shares Issued and Outstanding	Carrying Value	Liquidation Preference	Common Stock Issuable Upon Conversion

Series A-1 Convertible Preferred Stock	$0.001	6,000,000	6,000,000	$2,972,028	$18,000,000	6,000,000
Series A-2 Convertible Preferred Stock	$0.001	1,266,667	1,266,667	$1,865,374	$3,800,001	1,266,667
Series A-3 Convertible Preferred Stock	$0.001	527,752	527,752	$1,416,519	$1,583,256	527,752
Series A-4 Convertible Preferred Stock	$0.001	1,016,669	1,016,669	$3,035,377	$3,050,007	1,016,669
Series A-5 Convertible Preferred Stock	$0.001	514,932	514,932	$1,329,024	$2,162,714	514,932
Series A-6 Convertible Preferred Stock	$0.001	102,986	102,986	$62,718	$144,180	102,986
Series B-1 Convertible Preferred Stock	$0.001	4,219,409	3,970,465	$9,352,627	$9,410,002	3,970,465
Series B-2 Convertible Preferred Stock	$0.001	403,287	403,287	$823,786	$766,245	403,287

		14,051,702	13,802,758	$20,857,453	$38,916,405	13,802,758

Series A Convertible Preferred Stock [Member]
Temporary Equity [Line Items]
Schedule of Convertible Preferred Stock
The following summarizes the activity of the Series A convertible preferred stock for the year ended December 31, 2021:

	Series A-1 Convertible Preferred Stock		Series A-2 Convertible Preferred Stock		Series A-3 Convertible Preferred Stock		Series A-4 Convertible Preferred Stock		Series A-5 Convertible Preferred Stock		Series A-6 Convertible Preferred Stock
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount

Balance as of December 31, 2020	—	$—	—	$—	—	$—	—	$—	—	$—	—	$—
Conversion of capital units into convertible preferred stock	6,000,000	2,972,028	1,266,667	1,865,374	527,752	1,416,519	1,016,669	3,035,377	514,932	1,329,024	102,986	62,718

Balance as of December 31, 2021	6,000,000	$2,972,028	1,266,667	$1,865,374	527,752	$1,416,519	1,016,669	$3,035,377	514,932	$1,329,024	102,986	$62,718

Series B Convertible Preferred Stock [Member]
Temporary Equity [Line Items]
Schedule of Convertible Preferred Stock
The following summarizes the activity of the Series B convertible preferred stock for the year ended December 31, 2021:

	Series B-1 Convertible Preferred Stock		Series B-2 Convertible Preferred Stock
	Shares	Amount	Shares	Amount

Balance as of December 31, 2020	—	$—	—	$—
Issuance of convertible preferred stock, net of issuance costs of $60,327	3,970,465	9,352,627	403,287	823,786

Balance as of December 31, 2021	3,970,465	$9,352,627	403,287	$823,786